Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

18.    SUPPLEMENTAL CASH FLOW INFORMATION

	September 30, 2023	September 30, 2022
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	—	715
Shares issued in connection with Xcite acquisition	—	262

18.    SUPPLEMENTAL CASH FLOW INFORMATION

	December 31, 2022	December 31, 2021
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	715	—
Shares issued in connection with Xcite acquisition	262	—
Common shares issued to settle debt	—	6,729
Deferred financing costs included in accrued expenses	—	$174,813
Fair value common shares issued in acquisition	—	$13,184,384